Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	NYIAX, Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	NYIAX, Inc. previously filed a Registration Statement on Form S-1 (File No. 333-265357) with the U.S. Securities and Exchange Commission (the “SEC”) on June 1, 2022, which was declared effective on February 14, 2023 (the “Prior Registration Statement”). The Prior Registration Statement registered 1,850,000 shares of our common stock, including 277,500 additional shares of common stock (equal to 15% of the shares of common stock sold in the offering) and 1,360,000 shares of our common stock to be sold by selling shareholders set forth therein.
Entity Central Index Key	0001679379
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE